UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5812

CITIFUNDS PREMIUM TRUST-
CITI PREMIUM LIQUID RESERVES
CITI PREMIUM U.S. TREASURY RESERVES

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Reports to Stockholders are filed herewith.

CitiSM
Premium
Liquid Reserves
ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

Financial Highlights	13

Report of Independent Auditors	14

Additional Information	15

Cash Reserves Portfolio

Portfolio of Investments	21

Statement of Assets and Liabilities	25

Statement of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28

Financial Highlights	30

Report of Independent Auditors	31

Additional Information	32

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 4, 2003

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM Premium Liquid Reserves (“Fund”) was 0.72% and its seven-day effective yield, which reflects compounding, was 0.73%. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

KEVIN KENNEDY Portfolio Manager

Interest Rates Hit 45-Year Low

Short-term interest rates and yields of money market instruments declined sharply during the Fund’s fiscal year ended August 31 as the Federal Reserve Board and the Bush Administration implemented aggressive measures to stimulate renewed economic growth.

When the Fund’s fiscal year began, the economic outlook appeared mixed. Although consumers continued to spend at a relatively robust pace, U.S. corporations reined in capital spending as the effects of a persistently declining stock market and high-profile accounting scandals took their toll on investor confidence and overall business activity. In addition, rising tensions in the Middle East and elsewhere contributed to generally cautious attitudes among corporate executives. As a result, the U.S. economy expanded sluggishly.

The economy’s struggles prompted the Fed to cut short-term interest rates in early November 2002 by a larger-than-expected 0.5 percentage points, signaling the central bank’s commitment to boosting economic activity. Although the November rate-cut was the first of 2002, it was the twelfth of the aggressive rate-reduction campaign that began in January 2001, and money market yields continued to fall. However, economic growth failed to accelerate meaningfully, despite some encouraging signs toward year-end 2002, including a surge in mortgage refinancings that put cash in consumers’ pockets. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation.

After the war in Iraq began in late March, it soon became clear that the military campaign would be successful and Saddam Hussein would be deposed. As major combat operations wound down, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25 percentage points in late June, driving the federal funds ratei to just 1%, its lowest level since the Eisenhower Administration, and money market yields continued to decline.

By the end of August evidence of a sustainable economic improvement emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust 3.3% annualized growth rate in GDP (gross domestic product)ii during the second quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future.

Adjusting to a New Economic Climate

In this challenging market environment, we maintained a generally cautious investment posture. While interest rates fell during the first ten months of the reporting period, we set the Fund’s weighted average maturity in a range that we considered neutral to slightly longer than average. This strategy enabled us to maintain prevailing rates for as long as we deemed practical, while giving us the flexibility required to respond to changing market conditions. In addition, because the difference in yields, or “yield spread,”iii between shorter- and longer-term money market instruments was narrower than historical norms, it made little sense to us to extend the Fund’s weighted average maturity further. In fact, there were times during the reporting period when longer-term yields were lower than their shorter-term counterparts.

After the Fed reduced short-term interest rates in June, we reduced the Fund’s weighted average maturity to a relatively short position. This strategy reflected our belief that the June rate-cut was probably the last of the current cycle, and it was designed to help us capture higher yields if they became available. Indeed, as of the reporting period’s end, we have begun to see a steeper yield curve,iv which suggests to us that the market may be anticipating higher short-term interest rates. Of course, we intend to continue to adjust our strategies as market conditions change.

Thank you for your investment in CitiSM Premium Liquid Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Kevin Kennedy
Portfolio Manager

September 4, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 21 through 24 for a list and percentage breakdown of the Fund’s holdings.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
ii	Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.
iii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

F U N D   FA C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
May 3, 1990	• Lipper Taxable Money Market
Funds Average

Net Assets as of 8/31/03	• iMoneyNet, Inc. 1st Tier Taxable
$1,532.0 million	Money Market Funds Average

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

F U N D   P E R F O R M A N C E
Total Returns

		One	Five	Ten
All Periods Ended August 31, 2003		Year	Years*	Years*

Citi Premium Liquid Reserves		1.09%	3.84%	4.45%
Lipper Taxable Money Market
Funds Average		0.60%	3.31%	4.03%
iMoneyNet, Inc. 1st Tier Taxable Money
Market Funds Average		0.69%	3.43%	4.08%
* Average Annual Total Return

7-DayYields
Annualized Current	0.72%
Effective	0.73%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003 the Fund paid $0.01076 per share to shareholders from net investment income. For such period, 0.12% of income dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

Comparison of 7-Day Yields for Citi Premium Liquid Reserves vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds ReportTM, for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Premium Liquid Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$1,532,846,813

Liabilities:
Dividends payable	378,300
Management fees payable (Note 3)	257,958
Distribution/Service fees payable (Note 4)	130,376
Accrued expenses and other liabilities	113,770

Total liabilities	880,404

Net Assets for 1,531,966,409 shares of beneficial interest outstanding	$1,531,966,409

Net Assets Consist of:
Par value of shares of capital stock	15,320
Capital in excess of par value	1,531,951,089

Total Net Assets	$1,531,966,409

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2003

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$23,408,897
Allocated expenses from Cash Reserves Portfolio	(1,591,584)

		$21,817,313
Expenses:
Management fees (Note 3)	3,178,107
Distribution/Service fees (Note 4)	1,589,054
Transfer agent fees	130,231
Legal fees	65,373
Shareholder reports	39,535
Trustees’ fees	37,097
Blue Sky fees	30,000
Registration fees	20,526
Audit fees	11,665
Custody and fund accounting fees	9,480
Miscellaneous	29,362

Total expenses	5,140,430
Less: aggregate amount waived by the Manager (Note 3)	(374,482)

Net expenses		4,765,948

Net investment income		$17,051,365

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2)	$17,051,365	$28,413,891

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	5,367,770,797	4,906,399,175
Net asset value of shares issued to shareholders from
reinvestment of dividends	9,551,660	14,292,039
Cost of shares repurchased	(5,157,988,773)	(4,911,264,637)

Net Increase in Net Assets	219,333,684	9,426,577

Net Assets:
Beginning of year	1,312,632,725	1,303,206,148

End of year	$1,531,966,409	$1,312,632,725

See notes to financial statements

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massachu-setts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (3.9% at August 31, 2003) in the net assets of the Portfolio. Cit-igroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”).

     The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.The significant accounting policies consistently followed by the Fund are as follows:

     A. InvestmentValuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m.

Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $3,178,107, of which $374,482 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $1,589,054 for the year ended August 31, 2003. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,385,601,407 and $3,187,310,057, respectively, for the year ended August 31, 2003.

7. Income Tax Information and Distributions to Shareholders

At August 31, 2003 the tax basis components of distributable earnings were:

Undistributed ordinary income	$384,383

The tax character of distributions paid during the year was:

Ordinary income	$17,051,365

8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Continued)

may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Citi Premium Liquid Reserves
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01076	0.02037	0.05258	0.05653	0.04836
Less dividends from net investment
income	(0.01076)	(0.02037)	(0.05258)	(0.05653)	(0.04836)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,531,966	$1,312,633	$1,303,206	$997,828	$795,324
Ratio of expenses to average
net assets†	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment
income to average net assets†	1.07%	2.03%	5.17%	5.69%	4.84%
Total return	1.09%	2.06%	5.39%	5.80%	4.94%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.00978	$0.01831	$0.04898	$0.05274	$0.04457
Ratios:
Expenses to average net assets†	0.50%	0.59%	0.80%	0.79%	0.79%
Net investment income to average
net assets†	0.97%	1.84%	4.77%	5.30%	4.45%

† Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.

See notes to financial statements

Citi Premium Liquid Reserves
R E P O R T   O F   I N D E P E N D E N T   A U D I TO R S

To the Trustees and the Shareholders of Citi Premium Liquid Reserves:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Premium Liquid Reserves (the “Fund”), a series of CitiFunds Premium Trust, at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 16, 2003

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi Premium Liquid Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Opera-	35	Board
c/o R. Jay Gerken			tions Officer, Landmark City		Member,
Citigroup Asset			(real estate development)		American
Management			(since 2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Opera-		(doing
New York, NY 10022			tions Officer, DigiGym		business as
Age 60			Systems (on-line personal		Morpheus
			training systems) (since		Technologies)
			2001); Chief Executive		(biometric
			Officer, Rocket City		information
			Enterprises (internet service		management)
			company) (since 2000);		(since 2001;
			President, Catalyst (consulting)		consultant
			(since 1984).		since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive		Electric Power
Management			Officer, Radian International		(Electric
399 Park Avenue			L.L.C. (engineering) (from		Utility) (since
New York, NY 10022			1996 to 1998), Member of		1999);
Age 66			Management Committee,		Director,
			Signature Science (research		Valero Energy
			and development) (since		(petroleum
			2000).		refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (con-		United Telesis,
Citigroup Asset			sulting) (since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food		tor, Andersen
			franchise) (from 1985 to		Calhoun, Inc.
			2001); Chairman, Gross,		(assisted
			Collins & Cress, P.C.		living) (since
			(accounting firm) (since		1987); former
			1980); Treasurer, Coventry		Director,
			Limited, Inc. (since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates,		(currently
Management			Inc. (investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc.		Boyle & Co.,
Citigroup Asset			(service company) (since		Inc. (textiles)
Management			1991); Sole Proprietor, Robb		(since 1999);
399 Park Avenue			Associates (financial		Director,
New York, NY 10022			consulting) (since 1978);		Harbor
Age 77			Co-owner, Kedron Design		Sweets, Inc.
			(gifts) (since 1978); former		(candy) (since
			President and Treasurer,		1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(corporate financial		Wilde
			consulting) (from 1989 to		Co. (direct
			2000).		media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and
Age 46	and Chief		Treasurer of certain mutual
	Adminis-		funds associated with
	trative		Citigroup Inc.; Director and
	Officer		Senior Vice President of
SBFM and TIA; Director
of CFM.

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
* Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 9.7%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,991,691
1.08% due 04/26/04	156,500	156,484,776
1.07% due 05/18/04	75,000	74,989,636
Links Finance Corp.,*
1.09% due 10/15/03	250,000	249,996,986
1.08% due 03/15/04	200,000	199,988,299
1.06% due 06/16/04	100,000	99,976,311
1.07% due 07/15/04	400,000	399,930,492
Premier Asset Coll
Entity Ltd.,*
1.08% due 02/17/04	100,000	99,985,991
1.08% due 04/26/04	100,000	99,993,515
1.08% due 05/17/04	125,000	124,991,202
Sigma Finance Corp.,*
1.07% due 01/05/04	150,000	149,994,750
1.08% due 02/10/04	100,000	99,993,342
1.07% due 04/05/04	500,000	499,970,192
1.08% due 04/28/04	100,000	99,990,164
1.08% due 04/30/04	250,000	249,975,205
1.07% due 07/15/04	373,000	372,918,980
1.07% due 08/17/04	250,000	249,939,566
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,993,333
1.08% due 06/01/04	100,000	99,988,892
1.07% due 06/15/04	100,000	99,988,164
Whistlejacket
Capital Ltd.,*
1.09% due 02/17/04	90,000	89,995,878
1.07% due 06/28/04	50,000	49,991,821

		3,809,069,186

Certificates of Deposit
(Domestic) — 1.0%

Wells Fargo Bank,
1.05% due 09/02/03	320,000	319,999,996
1.06% due 10/03/03	89,000	88,999,985

		408,999,981

Certificates of Deposit (Euro) — 11.6%

Barclays Bank,
1.26% due 09/03/03	153,000	153,000,167
Barclays Bank London
1.05% due 09/17/03	500,000	500,000,000
Credit Suisse London,
1.09% due 12/22/03	250,000	250,000,000
HBOS,
1.22% due 09/08/03	458,000	458,000,000
HBOS London,
1.05% due 12/30/03	500,000	500,016,580
San Paulo Euro CD,
1.05% due 12/24/03	175,000	175,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Unicredito Italiano
1.06% due 10/07/03	$750,000	$750,000,000
1.05% due 10/20/03	500,000	500,000,000
Westdeutsche
Landesbank,
1.07% due 10/07/03	1,300,000	1,300,006,482

		4,586,023,229

Certificates of Deposit (Yankee) — 8.9%

Banco Bilbao,
1.08% due 12/26/03	200,000	200,000,000
Bayerische Landesbank,
1.24% due 09/08/03	172,000	172,000,000
1.22% due 11/03/03	100,000	100,006,958
BNP Paribas,
1.18% due 11/17/03	350,000	350,000,000
Canadian Imperial
Bank,
1.25% due 10/22/03	100,000	99,999,988
1.04% due 10/28/03	250,000	250,000,000
1.06% due 03/11/04*	200,000	199,985,490
Credit Agricole,
1.06% due 10/10/03	250,000	250,000,000
Credit Lyonnais,
1.09% due 12/08/03	400,000	400,010,849
Danske Bank,
1.04% due 09/29/03	220,000	220,000,000
1.04% due 09/30/03	248,500	248,500,000
Royal Bank
Scotland PLC.,
1.06% due 10/10/03	150,000	150,000,000
Toronto Dominion
Bank,
1.24% due 09/08/03	100,000	100,000,000
1.21% due 11/10/03	200,000	200,003,803
1.08% due 12/30/03	91,000	91,005,984
Westdeutsche
Landesbank,
1.04% due 12/10/03	388,000	388,000,000
1.04% due 12/15/03	100,000	100,000,000

		3,519,513,072

Commercial Paper — 26.3%

Amstel Funding Corp.,
1.27% due 10/24/03	219,000	218,590,531
1.19% due 10/28/03	100,081	99,892,431
1.10% due 11/17/03	100,000	99,764,722
1.06% due 12/17/03	182,316	181,741,603
1.06% due 12/29/03	321,193	320,067,575
Aquinas Funding LLC,
1.21% due 10/06/03	100,000	99,882,361
Atlantis One Funding
Corp.,
1.05% due 10/28/03	185,000	184,692,438

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Atomium Funding Corp.,
1.07% due 09/09/03	$70,738	$70,721,180
1.06% due 09/10/03	100,193	100,166,449
1.05% due 10/09/03	95,652	95,545,986
1.10% due 10/28/03	112,613	112,416,866
1.09% due 11/06/03	128,873	128,615,462
1.10% due 11/18/03	114,362	114,089,437
1.06% due 11/21/03	125,000	124,701,875
Beethoven Funding
Corp.,
1.10% due 09/19/03	99,453	99,398,301
Clipper Receivables,
1.24% due 09/05/03	100,000	99,986,222
1.08% due 09/09/03	100,000	99,976,000
Compass
Securitization,*
1.063% due 09/05/03	150,000	149,999,860
1.063% due 09/08/03	200,000	199,999,614
Credit Lyonnais,
1.08% due 12/04/03	130,000	129,633,400
Danske Bank,
1.04% due 12/16/03	100,000	99,693,778
Galleon Capital Corp.,
1.24% due 09/05/03	100,000	99,986,222
GE Capital Corp.,
1.21% due 09/05/03	100,000	99,986,556
0.94% due 09/16/03	75,000	74,970,625
1.20% due 09/24/03	200,000	199,846,667
Giro Funding U.S.
Corp.,
1.05% due 09/29/03	100,000	99,918,333
Goldman Sachs,
1.05% due 11/26/03	353,500	352,613,304
Grampian Funding Ltd.,
1.10% due 12/02/03	100,615	100,332,160
1.09% due 12/12/03	210,000	209,351,450
1.08% due 12/15/03	350,500	349,395,925
HBOS Treasury
Services PLC.,
1.09% due 12/29/03	150,000	149,462,021
KBC Financial Products,
1.27 due 09/03/03	100,000	99,992,944
Mica Funding LLC,
0.97% due 09/18/03	249,191	249,076,858
1.06% due 09/19/03	50,131	50,104,431
1.10% due 10/10/03	185,000	184,779,542
1.07% due 10/21/03	250,000	249,628,472
1.09% due 11/10/03	140,500	140,202,218
1.10% due 11/21/03	150,000	149,628,750
Moat Funding LLC,
1.25% due 09/05/03	100,000	99,986,111
1.05% due 10/02/03	65,000	64,941,229
1.05% due 10/03/03	100,000	99,906,667
1.27% due 10/09/03	100,000	99,865,944
1.20% due 11/19/03	200,000	199,473,333
1.04% due 12/17/03	100,000	99,690,889

	Principal
	Amount
Issuer	(000’s omitted)	Value

Nestle Capital Corp.,
1.18% due 09/03/03	$100,000	$99,993,444
1.18% due 09/04/03	100,000	99,990,167
Nordeutsche
Landesbank,
1.07% due 12/08/03	100,000	99,708,722
Pennine Funding,
1.25% due 09/02/03	141,500	141,495,087
Perry Global Funding,
1.04% due 10/09/03	199,366	199,147,140
Prudential PLC.,
1.20% due 10/10/03	100,000	99,870,000
Regency Markets LLC,
1.09% due 09/19/03	210,882	210,767,069
Santander,
1.10% due 12/24/03	190,000	189,341,175
Scaldis,
1.06% due 09/15/03	678,743	678,463,207
1.10% due 11/20/03	115,000	114,718,888
Silver Tower US
Funding LLC,
1.09% due 09/08/03	524,000	523,888,940
1.12% due 09/17/03	282,000	281,859,626
1.07% due 09/26/03	250,000	249,814,236
Surrey Funding Corp.,
1.06% due 09/17/03	120,000	119,943,467
United Parcel Services,
1.19% due 09/03/03	100,000	99,993,389
Victory Receivable
Corp.,
1.06% due 09/11/03	142,903	142,860,923
1.10% due 09/15/03	132,100	132,043,491
1.11% due 09/16/03	133,700	133,638,164
1.11% due 10/21/03	111,277	111,105,448
1.06% due 10/31/03	149,794	149,529,364
1.10% due 11/12/03	141,216	140,905,325

	10,371,794,014

Corporate Notes — 15.1%

Brahms Funding Corp.,
1.13% due 09/04/03	300,000	299,971,750
1.12% due 09/09/03	615,350	615,196,846
1.12% due 09/10/03	199,000	198,944,280
1.12% due 09/16/03	175,351	175,269,170
1.13% due 09/25/03	113,161	113,075,752
1.15% due 09/26/03	101,905	101,823,618
1.15% due 10/14/03	80,437	80,326,511
Fenway Funding,
1.15% due 09/12/03	193,493	193,425,009
1.15% due 09/18/03	148,697	148,616,249
1.15% due 09/19/03	73,325	73,282,838
1.15% due 09/29/03	123,034	122,923,953
1.15% due 10/03/03	247,500	247,247,000
1.15% due 10/10/03	175,986	175,766,751
1.15% due 10/24/03	245,000	244,585,201

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes — (cont’d)

Foxboro Funding Ltd.,
1.13% due 09/12/03	$149,251	$149,199,467
1.15% due 10/15/03	136,856	136,663,641
1.16% due 11/07/03	80,880	80,705,389
Harwood Funding
Corp.,
1.09% due 09/04/03	100,000	99,990,917
1.10% due 09/18/03	311,961	311,798,954
1.13% due 09/18/03	117,843	117,780,118
Mittens,
1.13% due 09/02/03	100,000	99,996,861
1.04% due 09/03/03	100,000	99,994,222
1.05% due 09/03/03	100,000	99,994,167
1.08% due 09/15/03	100,000	99,958,000
1.13% due 09/15/03	150,000	149,934,083
1.14% due 09/15/03	218,100	218,003,309
1.13% due 09/24/03	100,000	99,927,806
1.10% due 10/09/03	200,000	199,767,778
1.13% due 10/14/03	99,000	98,866,377
1.10% due 10/15/03	150,000	149,798,333
1.11% due 10/15/03	48,400	48,334,337
1.15% due 11/05/03	200,000	199,584,722
1.15% due 11/06/03	175,000	174,631,042
Motown,
1.06% due 10/24/03	107,000	106,833,021
Park Granada LLC,
1.07% due 09/09/03	122,250	122,220,932
1.08% due 09/09/03	35,000	34,991,600
1.10% due 11/07/03	273,815	273,254,440

		5,962,684,444

Master Notes — 2.8%

Morgan Stanley,
1.33% due 09/02/03	850,000	850,000,000
Merrill Lynch,
1.28% due 09/02/03	265,000	265,000,000

		1,115,000,000

Medium Term Notes — 8.1%

Blue Heron Funding,*
1.14% due 10/17/03	500,000	500,000,000
1.14% due 12/19/03	175,000	175,000,000
1.14% due 02/25/04	105,000	105,000,000
1.14% due 03/19/04	200,000	200,000,000
1.14% due 05/19/04	438,750	438,750,000
1.14% due 05/28/04	180,000	180,000,000
Credit Suisse
First Boston,*
1.12% due 03/08/04	450,000	450,000,000
General Electric
Capital Corp.,*
1.19% due 07/09/07	500,000	500,000,000
1.14% due 10/17/07	350,000	350,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Merrill Lynch & Co.
Inc.,*
1.24% due 01/09/04	$300,000	$299,988,612

		3,198,738,612

Promissory Note — 3.5%

Goldman Sachs,
1.22% due 02/24/04	1,400,000	1,400,000,000

Time Deposits — 4.2%

Chase Manhattan
Bank Nassau,
1.00% due 09/02/03	300,000	300,000,000
Credit Suisse
First Boston,
1.05% due 10/01/03	800,000	800,000,000
Keybank National
Grand Cayman,
1.00% due 09/02/03	288,337	288,337,000
National City Bank
Grand Cayman,
1.00% due 09/02/03	250,000	250,000,000

		1,638,337,000

United States
Government Agency — 8.7%

Federal Home Loan
Mortgage
Association,
1.00% due 10/30/03	100,000	99,836,111
Federal Home Loan
Mortgage
Association,
1.00% due 10/31/03	200,000	199,666,667
Federal Home Loan
Mortgage
Association,
1.08% due 11/21/03	500,000	498,785,000
Federal Home Loan
Mortgage
Association,
1.08% due 12/09/03	89,250	88,984,928
Federal Home Loan
Mortgage
Association,
1.08% due 12/15/03	388,643	387,418,775
Federal Home Loan
Mortgage
Association,
1.04% due 12/19/03	285,000	284,102,567
Federal Home Loan
Mortgage
Association,
1.08% due 12/19/03	200,000	199,346,000

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

United States
Government Agency — (cont’d)

Federal Home Loan
Mortgage
Association,
1.04% due 12/22/03	$500,000	$498,382,222
Federal Home Loan
Mortgage
Association,
1.10% due 12/22/03	550,000	548,117,778
Federal National
Mortgage
Association,
1.08% due 12/16/03	150,000	149,525,208
Federal National
Mortgage
Association,*
1.01% due 01/28/05	228,000	227,903,310
Federal National
Mortgage
Association,*
1.05% due 02/18/05	235,130	235,060,798

		3,417,129,364

Total Investments,
at Amortized Cost	99.9%	39,427,288,902
Other Assets,
Less Liabilities	0.1	19,804,938

Net Assets	100.0%	$39,447,093,840

* Variable interest rates—subject to periodic
change.

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments at value (Note 1A)	$39,427,288,902
Cash	512
Interest receivable	24,256,632

Total assets	39,451,546,046

Liabilities:
Management fees payable (Note 2)	3,113,186
Accrued expenses and other liabilities	1,339,020

Total liabilities	4,452,206

Net Assets	$39,447,093,840

Represented by:
Paid-in capital for beneficial interests	$39,447,093,840

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$663,606,463

Expenses:
Management fees (Note 2)	$66,705,349
Custody and fund accounting fees	8,555,695
Trustees’ fees	692,498
Legal fees	253,408
Audit fees	40,415
Other	31,171

Total expenses	76,278,536
Less: aggregate amounts waived by the Manager (Note 2)	(31,802,902)
Less: fees paid indirectly (Note 1F)	(473)

Net expenses		44,475,161

Net investment income		$619,131,302

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$619,131,302	$1,026,102,717

Capital Transactions:
Proceeds from contributions	95,248,125,837	96,678,280,874
Value of withdrawals	(101,427,035,864)	(84,770,853,952)

Net increase (decrease) in net assets from
capital transactions	(6,178,910,027)	11,907,426,922

Net Increase (Decrease) in Net Assets	(5,559,778,725)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$39,447,093,840	$45,006,872,565

See notes to financial statements

Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $66,705,349 of which $31,802,902 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $708,198,861,551 and $714,004,635,617, respectively, for the year ended August 31, 2003.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Cash Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net assets (000’s omitted)	$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	1.49%	2.36%	N/A	N/A	N/A
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.32%	2.20%	5.15%	5.81%	5.01%

See notes to financial statements

Cash Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   A U D I TO R S

To the Trustees and Investors of
Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 16, 2003

Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 15 through 20 of this report.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/PLR/803
03-5435

CitiSM
Premium
U.S. Treasury
Reserves
ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	4

Fund Performance	5

Citi Premium U.S. Treasury Reserves

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	11

Independent Auditors’ Report	12

Additional Information	13

U.S. Treasury Reserves Portfolio

Portfolio of Investments	19

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Notes to Financial Statements	23

Financial Highlights	25

Independent Auditors’ Report	26

Additional Information	27

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 4, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM Premium U.S. Treasury Reserves (“Fund”) was 0.51% and its seven-day effective yield, which reflects compounding, was also 0.51%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rates Hit 45-Year Low

Short-term interest rates and yields of U.S. Treasury billsi declined sharply during the Fund’s fiscal year ended August 31 as the Federal Reserve Board and the Bush Administration implemented aggressive measures to stimulate renewed economic growth.

When the year began, the economic outlook appeared mixed. Although consumers continued to spend at a relatively robust pace, U.S. corporations reined in capital spending as the effects of a persistently declining stock market and high-profile accounting scandals took their toll on investor confidence and overall business activity. In addition, rising tensions in the Middle East and elsewhere contributed to generally cautious attitudes among corporate executives. As a result, the U.S. economy expanded, but sluggishly.

The economy’s struggles prompted the Fed to cut short-term interest rates in early November 2002 by a larger-than-expected 0.5 percentage points, signaling the central bank’s commitment to boosting economic activity. Although the November rate cut was the first of 2002, it was the twelfth of the aggressive rate-reduction campaign that began in January 2001, and U.S. Treasury bill yields continued to fall. However, economic growth failed to accelerate meaningfully, despite some encouraging signs toward year-end 2002, including a surge in mortgage refinancings that put cash in consumers’ pockets. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation.

After the war began in late March, it soon became clear that the military campaign would be successful and Saddam Hussein would be deposed. As major combat operations wound down, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25 percentage points in late June, driving the federal funds rateii to just 1%, its lowest level since the Eisenhower Administration, and yields of U.S. Treasury bills continued to fall. However, because the federal budget deficit is widening, the U.S. Treasury is issuing a greater volume of securities, including Treasury bills, to fund its operations.

2

By the end of August evidence of a sustainable economic improvement emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust 3.3% annualized growth rate in GDP (gross domestic product)iii during the second quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels for the foreseeable future.

Anticipating a New Economic Climate

In this challenging market environment, we maintained a generally cautious investment posture. While interest rates fell during the first ten months of the reporting period, we set the Fund’s weighted average maturity in a range that we considered neutral to slightly longer than average. This strategy enabled us to maintain prevailing rates for as long as we deemed practical, while giving us the flexibility required to respond to changing market conditions. In addition, the Fund’s holdings generally were concentrated in shorter maturities because there was little incentive to extend out on the yield curve. In fact, there were times during the reporting period when longer-term yields on U.S. Treasury bills were lower than their shorter-term counterparts.

As of the end of August, we have begun to see evidence that the market may be anticipating higher short-term interest rates. While we do not expect the Fed to raise their target for the fed funds rate anytime soon, we are prepared to adjust our strategies as market conditions change.

Thank you for your investment in CitiSM Premium U.S. Treasury Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Denise Guetta
Portfolio Manager

September 5, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to page 19 for a list and percentage breakdown of the Fund’s holdings.

i	U.S.Treasury bills are backed by the full faith and credit of the United States government and offer return of principal value if held to maturity.Treasury bills have maturities of one year or less and prior to maturity will fluctuate with market conditions and interest rate changes.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans.The fed funds rate often points to the direc-
tion of U.S. interest rates.
iii	Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.

3

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 8/31/03	• iMoneyNet, Inc.
$372.8 million	100% U.S. Treasury Rated Money
Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (exclud-
ing sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

F U N D   P E R F O R M A N C E
Total Returns

		One	Five	Ten
All Periods Ended August 31, 2003		Year	Years*	Years*

Citi Premium U.S.Treasury Reserves		0.85%	3.36%	3.98%
Lipper S&P AAA rated U.S.Treasury Money Market
Funds Average		0.58%	3.18%	3.89%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money
Market Funds Average		0.65%	3.21%	3.85%

*Average Annual Total Return

7-DayYields
Annualized Current	0.51%
Effective	0.51%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003 the Fund paid $0.00848 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Comparison of 7-Day Yields for Citi Premium U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi Premium U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

5

Citi Premium U.S. Treasury Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$373,176,593

Liabilities:
Dividends payable	88,884
Management fees payable (Note 3)	77,823
Distribution/Service fees payable (Note 4)	38,912
Accrued expenses and other liabilities	148,204

Total liabilities	353,823

Net Assets for 372,822,706 shares of beneficial interest outstanding	$372,822,770

Net Assets Consist of:
Paid-in capital	$372,822,706
Accumulated net gain on investments	64

Total	$372,822,770

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

6

Citi Premium U.S. Treasury Reserves
S T A T E M E N T O F O P E R A T I O N S

For The Year Ended August 31, 2003

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$7,135,170
Allocated expenses from U.S.Treasury Reserves Portfolio	(531,397)

		$6,603,773
Expenses:
Management fees (Note 3)	1,064,444
Distribution/Service fees (Note 4)	532,222
Legal fees	88,637
Transfer agent fees	53,120
Shareholder reports	41,268
Blue sky fees	34,759
Audit fees	21,384
Custody and fund accounting fees	10,383
Trustees’ fees	6,835
Miscellaneous	10,254

Total expenses		1,863,306

Net investment income		4,740,467
Net Realized Gain on Investments from U.S.Treasury Reserves Portfolio		106,350

Net Increase in Net Assets Resulting from Operations		$4,846,817

See notes to financial statements

7

Citi Premium U.S. Treasury Reserves
S TA T E M E N T S O F C H A N G E S I N N E T A S S E T S
	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$4,740,467	$8,059,603
Net realized gain on investments	106,350	—

Net increase in net assets from operations	4,846,817	8,059,603

From Investment Activities:
Declared as dividends to shareholders (Note 2):	(4,846,753)	(8,059,603)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	2,714,513,499	2,298,464,517
Net asset value of shares issued to shareholders
from reinvestment of dividends	3,053,119	4,334,876
Cost of shares repurchased	(3,068,852,406)	(1,999,448,005)

Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest	(351,285,788)	303,351,388

Net Increase (Decrease) in Net Assets	(351,285,724)	303,351,388

Net Assets:
Beginning of year	724,108,494	420,757,106

End of year	$372,822,770	$724,108,494

See notes to financial statements

8

Citi Premium U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Citi Premium U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (25.6% at August 31, 2003) in the net assets of the Portfolio. Citigroup Global Markets Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

       A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. FederalTaxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,064,444 for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of

9

Citi Premium U.S. Treasury Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $532,222 for the year ended August 31, 2003. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $2,106,287,853 and $2,464,732,537, respectively, for the year ended August 31, 2003.

7. Income Tax Information and Distributions to Shareholders

At August 31, 2003 the tax basis components of distributable earnings were:

Undistributed ordinary income	$90,066

The tax character of distributions paid during the year was:

Ordinary income	$4,846,753

8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

10

Citi Premium U.S. Treasury Reserves
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00848	0.01689	0.04778	0.05049	0.04195
Less dividends from net investment
income	(0.00848)	(0.01689)	(0.04778)	(0.05049)	(0.04195)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)	$372,823	$724,108	$420,757	$340,433	$237,520
Ratio of expenses to average
net assets†	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to
average net assets†	0.91%	1.67%	4.76%	5.12%	4.21%
Total return	0.85%	1.70%	4.88%	5.17%	4.28%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a por-
tion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00732	$0.01564	$0.04438	$0.04678	$0.03836
Ratios:
Expenses to average net assets†	0.53%	0.64%	0.84%	0.83%	0.81%
Net investment income to average
net assets†	0.83%	1.49%	4.37%	4.74%	3.85%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.

See notes to financial statements

11

Citi Premium U.S. Treasury Reserves
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Shareholders of
Citi Premium U.S. Treasury Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust (the “Trust”) (a Massachusetts business trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

12

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi Premium U.S. Treasury Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 60			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (since 2000);		management)
			President, Catalyst (consulting)		(since 2001;
			(since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive Officer,		Electric Power
Management			Radian International L.L.C.		(Electric
399 Park Avenue			(engineering) (from 1996 to		Utility) (since
New York, NY 10022			1998), Member of Management		1999);
Age 66			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

13

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

14

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC–		Eclipse Funds
Citigroup Asset			Global Research Associates, Inc.		(currently
Management			(investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

15

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director,
Indus (infor-
mation tech-
nology) (from
1995 to 1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee,
Morgan
Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

16

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and Treasurer,		(candy) (since
			Benchmark Advisors, Inc.		1990);
			(corporate financial consulting)		Director, W.A.
			(from 1989 to 2000).		Wilde
Co. (direct
media market-
ing) (since
1982);
Director,
Alpha
Grainger
Manufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment compa-
ny) (from
1985 to 2001);
Harvard Club
of Boston
(Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Advisers,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.;
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

17

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
* Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.

18

U.S. Treasury Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bill:
due 9/04/03	$184,955	$184,941,465
due 9/11/03	90,027	90,004,865
due 9/18/03	140,000	139,937,808
due 9/25/03	130,160	130,075,031
due 10/02/03	168,321	168,163,794
due 10/09/03	275,000	274,745,084
due 10/16/03	40,000	39,941,266
due 10/23/03	50,000	49,935,722
due 11/20/03	45,690	45,595,389
due 11/28/03	50,000	49,880,833
due 1/02/04	75,000	74,765,958
due 1/22/04	100,000	99,624,625
due 1/29/04	36,000	35,855,250
due 2/05/04	25,000	24,889,882
due 2/26/04	50,000	49,745,361

		1,458,102,333

Total Investments,
at Amortized Cost	100.0%	1,458,102,333
Other Assets
Less Liabilities	0.0	247,042

Net Assets	100.0%	$1,458,349,375

See notes to financial statements

19

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost and value (Note 1A)	$1,458,102,333
Cash	475,715

Total assets	1,458,578,048

Liabilities:
Management fees payable (Note 2)	107,300
Accrued expenses and other liabilities	121,373

Total liabilities	228,673

Net Assets	$1,458,349,375

Represented by:
Paid-in capital for beneficial interests	$1,458,349,375

See notes to financial statements

20

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$23,414,582

Expenses
Management fees (Note 2)	$2,696,661
Custody and fund accounting fees	397,888
Legal fees	67,825
Trustees’ fees	42,505
Audit fees	16,015
Miscellaneous	44,165

Total expenses	3,265,059
Less: aggregate amounts waived by the Manager (Note 2)	(1,464,732)
Less: fees paid indirectly (Note 1D)	(411)

Net expenses		1,799,916

Net investment income		21,614,666
Net Realized Gain on Investments		345,124

Net Increase in Net Assets Resulting from Operations		$21,959,790

See notes to financial statements

21

U.S. Treasury Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$21,614,666	$36,456,445
Net realized gain on investments	345,124	—

Net increase in net assets from operations	21,959,790	36,456,445

Capital Transactions:
Proceeds from contributions	7,288,135,094	7,437,576,345
Value of withdrawals	(7,804,910,366)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(516,775,272)	529,537,477

Net Increase (Decrease) in Net Assets	(494,815,482)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,458,349,375	$1,953,164,857

See notes to financial statements

22

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $2,696,661 of which $1,464,732 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its

23

U.S. Treasury Reserves Portfolio
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $17,986,161,304 and $18,502,718,161, respectively, for the year ended August 31, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

24

U.S. Treasury Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

Year Ended August 31,

2003		2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.14%	1.90%	5.00%	5.28%	4.42%

See notes to financial statements

25

U.S. Treasury Reserves Portfolio
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2003 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

26

U.S. Treasury Reserves Portfolio

A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 13 through 18 of this report.

27

This page intentionally left blank.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves.
It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium U.S. Treasury Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/PUS/803
03-5464

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  RESERVED]

ITEM 9.  ONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
             Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year
             (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) (1) Code of Ethics attached hereto.

         (a) (2) Attached hereto.

         Exhibit 99.CERT         Certifications pursuant to section 302 of the
                                 Sarbanes-Oxley Act of 2002

         (b) Furnished.

         Exhibit 99.906CERT      Certifications pursuant to Section 906 of the
                                 Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI PREMIUM LIQUID RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         CITI PREMIUM LIQUID RESERVES

Date:    OCTOBER 14, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         CITI PREMIUM LIQUID RESERVES

Date:    OCTOBER 14, 2003

By:      /s/ LEWIS E. DAIDONE
         Chief Administrative Officer of
         CITI PREMIUM LIQUID RESERVES

Date:    OCTOBER 14, 2003

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI PREMIUM U.S. TREASURY RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         CITI PREMIUM U.S. TREASURY RESERVES

Date:    OCTOBER 14, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         CITI PREMIUM U.S. TREASURY RESERVES

Date:    OCTOBER 14, 2003

By:      /s/ LEWIS E. DAIDONE
         Chief Administrative Officer of
         CITI PREMIUM U.S. TREASURY RESERVES

Date:    OCTOBER 14, 2003